Pay vs Performance Disclosure - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive offer pay.

Required Tabular Disclosure of Pay Versus Performance

The following table shows the past three fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table, the “compensation actually paid” (“CAP”) to our named executive officers (as determined under SEC rules), our total shareholder return (“TSR”), and our net income (loss).

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules.

Year	Summary Compensation Table Total for PEO #1(1)	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2(1)	Compensation Actually Paid to PEO #2(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss)(5)
2024	$358,429	$281,757	$849,187	$441,752	$173,551	$116,108	$1	($13,094)
2023	$0	$0	$1,035,590	$2,652,407	$461,827	$318,888	$4	($16,990)
2022	$0	$0	$604,256	$540,361	$486,738	$166,197	$5	($29,885)

(1)	Sandra Milligan, our former President and CEO is Principal Executive Officer (“PEO” ) #1 and was our PEO beginning December 16, 2024. Nicole Sandford, our former President and CEO is PEO #2 and was our PEO for 2022-2024. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Sandra Milligan and Nicole Sandford for the years shown in the table.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Milligan’s total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$358,429	$(89,503)	$12,831	$281,757

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$808	$-	$12,023	$-	$12,831

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$849,187	$(247,520)	$(159,915)	$441,752
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407
2022	$604,256	$(87,845)	$23,950	$540,361

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$-	$-	$8,937	$(168,312)	$(159,915)
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891
2022	$10,255	$-	$13,695	$-	$23,950

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)	Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2024, Torsten Hombeck, Minh Merchant, Valerie Palmieri and John Kallassy, (ii) in 2023, Torsten Hombeck, Minh Merchant, and Ryan Phan and (iii) in 2022, Robert Beechey, Minh Merchant, and Ryan Phan.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2024	$173,551	$(52,525)	$(4,918)	$116,108
2023	$461,827	$(158,271)	$15,332	$318,888
2022	$486,738	$(65,350)	$(255,191)	$166,197

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$209	$-	$6,684	$7,183	$(18,994)	$(4,918)
2023	$23,545	$(2,897)	$7,084	$(1,325)	$(11,075)	$15,332
2022	$11,969	$(176,025)	$906	$(92,041)	$-	$(255,191)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(5)	Reflects “Net Income” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2024, December 31, 2023 and December 31, 2022.

Named Executive Officers, Footnote [Text Block]

				Sandra Milligan, our former President and CEO is Principal Executive Officer (“PEO” ) #1 and was our PEO beginning December 16, 2024. Nicole Sandford, our former President and CEO is PEO #2 and was our PEO for 2022-2024. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Sandra Milligan and Nicole Sandford for the years shown in the table.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO #1	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$358,429	$(89,503)	$12,831	$281,757

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$808	$-	$12,023	$-	$12,831

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sandford’s total compensation in each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO #2	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to PEO
2024	$849,187	$(247,520)	$(159,915)	$441,752
2023	$1,035,590	$(392,074)	$2,008,891	$2,652,407
2022	$604,256	$(87,845)	$23,950	$540,361

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$-	$-	$8,937	$(168,312)	$(159,915)
2023	$2,011,208	$(4,379)	$2,165	$(103)	$2,008,891
2022	$10,255	$-	$13,695	$-	$23,950

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2024, Torsten Hombeck, Minh Merchant, Valerie Palmieri and John Kallassy, (ii) in 2023, Torsten Hombeck, Minh Merchant, and Ryan Phan and (iii) in 2022, Robert Beechey, Minh Merchant, and Ryan Phan.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	CAP to non-PEO NEOs
2024	$173,551	$(52,525)	$(4,918)	$116,108
2023	$461,827	$(158,271)	$15,332	$318,888
2022	$486,738	$(65,350)	$(255,191)	$166,197

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from the end of the Prior Year to the end of the Applicable Year of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$209	$-	$6,684	$7,183	$(18,994)	$(4,918)
2023	$23,545	$(2,897)	$7,084	$(1,325)	$(11,075)	$15,332
2022	$11,969	$(176,025)	$906	$(92,041)	$-	$(255,191)

* The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Cumulative TSR

From 2023 to 2024, our TSR decreased as well as the CAP for Ms. Sandford and our non-PEO Named Executive Officers increased. With respect to Dr. Milligan, there is no relationship between our TSR from 2023 to 2024 and her CAP as she was not our PEO or an NEO during 2023.

From 2022 to 2023, our TSR decreased whereas the CAP for Ms. Sandford and our non-PEO Named Executive Officers increased.

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Income (Loss)

With respect to net income, we have not reached the stage of profitability. Consequently, our company does not consider net loss as a performance measure for our executive compensation program. From 2022 to 2023, and from 2023 to 2024, our net loss decreased from the prior year, which was primarily due to increases in revenue and decreases in operating expenses.

In 2023 and 2024, our net loss decreased slightly, while the CAP for Ms. Sandford and our non-PEO NEOs also decreased between 2023 and 2024. With respect to Dr. Milligan, there is no relationship between our net loss from 2021 to 2022 and her CAP as she was not our PEO or an NEO during 2023.

In 2022 and 2023, our net loss decreased, but the CAP for both Ms. Sandford and our non-PEO NEOs decreased between 2022 and 2023. With respect to Ms. Palmieri, there is no relationship between our net loss from 2022 to 2023 and her CAP as she terminated during 2023.

Total Shareholder Return Amount	[1]			$ 1	$ 4	$ 5
Net Income (Loss) Attributable to Parent	[2]			$ (13,094)	$ (16,990)	$ (29,885)
PEO Name		Sandra Milligan	Nicole Sandford		Nicole Sandford	Nicole Sandford
Additional 402(v) Disclosure

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table on CAP and each of total shareholder return (“TSR”) and net loss.

We do not utilize TSR and net loss in our executive compensation program. However, we do utilize several other performance measures to align executive compensation with our performance. As described in more detail above, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals, subject to certain employment criteria. Additionally, we view stock options and RSUs, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Sandra Milligan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]			$ 358,429	$ 0	$ 0
PEO Actually Paid Compensation Amount	[4]			281,757	0	0
Sandra Milligan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(89,503)
Sandra Milligan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			12,831
Sandra Milligan [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				808
Sandra Milligan [Member] | Change in Fair Value from the End of the Prior Year to the End of the Applicable Year of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Sandra Milligan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,023
Sandra Milligan [Member] | Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nicole Sandford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3],[7]			849,187	1,035,590	604,256
PEO Actually Paid Compensation Amount	[4]			441,752	2,652,407	540,361
Nicole Sandford [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			(247,520)	(392,074)	(87,845)
Nicole Sandford [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(159,915)	2,008,891	23,950
Nicole Sandford [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,011,208	10,255
Nicole Sandford [Member] | Change in Fair Value from the End of the Prior Year to the End of the Applicable Year of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,379)
Nicole Sandford [Member] | Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,937	2,165	13,695
Nicole Sandford [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(168,312)	(103)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[10]			173,551	461,827	486,738
Non-PEO NEO Average Compensation Actually Paid Amount	[4]			116,108	318,888	166,197
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			(52,525)	(158,271)	(65,350)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]			(4,918)	15,332	(255,191)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				209	23,545	11,969
Non-PEO NEO [Member] | Change in Fair Value from the End of the Prior Year to the End of the Applicable Year of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,897)	(176,025)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,684	7,084	906
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,183	(1,325)	(92,041)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (18,994)	$ (11,075)

[1]	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
[2]	Reflects “Net Income” as reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2024, December 31, 2023 and December 31, 2022.
[3]	Sandra Milligan, our former President and CEO is Principal Executive Officer (“PEO” ) #1 and was our PEO beginning December 16, 2024. Nicole Sandford, our former President and CEO is PEO #2 and was our PEO for 2022-2024. Compensation for our PEOs reflects the amounts of total compensation reported in the “Total column of the “Summary Compensation Table” for Sandra Milligan and Nicole Sandford for the years shown in the table.
[4]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Milligan’s total compensation to determine the compensation actually paid:
[5]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[6]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk free rate assumptions. The amounts deducted or added in calculating the equity award adjustments are as follows:
[7]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to the Company’s CEO or other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Milligan’s total compensation to determine the compensation actually paid:
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.
[9]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows:
[10]	Average total compensation for non-PEO NEOs is based on the compensation of the following NEOs: (i) in 2024, Torsten Hombeck, Minh Merchant, Valerie Palmieri and John Kallassy, (ii) in 2023, Torsten Hombeck, Minh Merchant, and Ryan Phan and (iii) in 2022, Robert Beechey, Minh Merchant, and Ryan Phan.
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[12]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Changes to stock option fair values are based on the updated stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions The amounts deducted or added in calculating the equity award adjustments are as follows: